Selected accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Notes And Other Explanatory Information [Abstract]
Disclosure of useful lives for property, plant and equipment
The below table shows the respective useful lives for property, plant and equipment.

Useful life
Buildings and improvements	10 to 40 years
Machinery and other equipment
Machinery and equipment	5 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years
The below table summarizes the movements of property, plant & equipment in 2025.

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2025	39	2,339	940	4,270	7,588
Additions	3	46	421	167	637
Impact of business combinations	—	1	—	3	4
Disposals and derecognitions(1)	—	(13)	—	(126)	(139)
Reclassifications for assets placed in service	—	197	(414)	217	—
Currency translation effects	2	88	41	190	321
December 31, 2025	44	2,658	988	4,721	8,411

Accumulated depreciation
January 1, 2025	—	(1,029)	(1)	(2,169)	(3,199)
Depreciation charge	—	(112)	—	(305)	(417)
Disposals and derecognitions(1)	—	10	—	111	121
Currency translation effects	—	(38)	—	(104)	(142)
December 31, 2025	—	(1,169)	(1)	(2,467)	(3,637)
Net book value at December 31, 2025	44	1,489	987	2,254	4,774
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
The below table summarizes the movements of property, plant & equipment in 2024.

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2024	38	2,294	1,023	3,989	7,344
Additions	2	20	368	128	518
Impact of business combinations	—	—	—	1	1
Disposals and derecognitions(1)	—	(20)	(4)	(107)	(131)
Reclassifications for assets placed in service	—	87	(421)	334	—
Currency translation effects	(1)	(42)	(26)	(75)	(144)
December 31, 2024	39	2,339	940	4,270	7,588

Accumulated depreciation
January 1, 2024	—	(952)	(2)	(2,021)	(2,975)
Depreciation charge	—	(111)	—	(281)	(392)
Impairment charges	—	—	—	(1)	(1)
Disposals and derecognitions(1)	—	16	—	99	115
Currency translation effects	—	18	1	35	54
December 31, 2024	—	(1,029)	(1)	(2,169)	(3,199)
Net book value at December 31, 2024	39	1,310	939	2,101	4,389
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.

Disclosure of useful lives for intangible assets and location in combined income statement
The below table shows the respective useful lives for available-for-use intangible assets and the location in the Consolidated Income Statement in which the respective amortization and any potential impairment charge is recognized.

	Useful life	Income statement location for amortization and impairment charges
Currently marketed products	5 to 20 years	"Cost of net sales"
Marketing know-how	25 years	"Cost of net sales"
Technologies	10 to 20 years	"Cost of net sales" or "Research and Development"
Other (including software)	3 to 10 years	In the respective functional expense
Alcon brand name	Not amortized, indefinite useful life	"Other expense"